Equity-Based Compensation - Equity-Based Compensation Expense and Summary of Unamortized Equity-Based Compensation Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 64.5	$ 6.0	$ 75.8	$ 11.6
Total unamortized equity-based compensation cost	154.6		$ 154.6
Weighted Average Remaining Service Period (years)			2 years 4 months 24 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	10.3		$ 10.3
Weighted Average Remaining Service Period (years)			3 years 2 months 12 days
Class A Common Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized equity-based compensation cost, options	1.6		$ 1.6
Weighted Average Remaining Service Period (years)			3 years
HoldCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	9.2		$ 9.2
Weighted Average Remaining Service Period (years)			2 years 10 months 24 days
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	30.4		$ 30.4
Weighted Average Remaining Service Period (years)			2 years 6 months
LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	1.0		$ 1.0
Weighted Average Remaining Service Period (years)			4 years 4 months 24 days
HSKB Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	96.4		$ 96.4
Weighted Average Remaining Service Period (years)			2 years 2 months 12 days
HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs			$ 57.6
Unrecognized equity-based compensation cost, excluding options	5.7		$ 5.7
Weighted Average Remaining Service Period (years)			3 years
Cost of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	15.3	0.7	$ 17.0	1.9
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	32.0	1.4	38.4	4.1
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	8.5	2.6	10.1	2.9
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 8.7	$ 1.3	$ 10.3	$ 2.7
DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					$ 32.7	$ 25.1	$ 32.7
DiscoverOrg Holdings | Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						11.1	1.5
Total unamortized equity-based compensation cost						53.8
DiscoverOrg Holdings | HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options						5.0
DiscoverOrg Holdings | Cost of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						4.0	8.3
DiscoverOrg Holdings | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						11.2	15.8
DiscoverOrg Holdings | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						4.7	1.1
DiscoverOrg Holdings | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						$ 5.2	$ 7.5